Acquisitions, Acquisition of Full 360 (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jun. 11, 2021	Oct. 31, 2020	Oct. 31, 2019
Acquisition [Abstract]
Total consideration	$ 13.0		$ 7.3	$ 89.0
Intangible assets	7.8		$ 6.6	$ 61.3
Full 360 [Member]
Acquisition [Abstract]
Total consideration	3.3	$ 3.3
Carrying value of assets		0.3
Carrying value of liability		0.6
Intangible assets	$ 3.4	$ 3.4